Stockholders' Equity (Deficit) - Schedule of Stock Option Valuation Model Assumptions (Details)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Average expected life in years	5 years
Average risk-free interest rate	2.20%
Average volatility	253.00%
Dividend yield	0.00%